Document And Entity Information	Mar. 08, 2021
Document Information [Line Items]
Entity, Registrant Name	MRC Global inc.
Document, Type	8-K
Document, Period End Date	Mar. 08, 2021
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-35479
Entity, Tax Identification Number	20-5956993
Entity, Address, Address Line One	Fulbright Tower, 1301 McKinney Street
Entity, Address, Address Line Two	Suite 2300
Entity, Address, City or Town	Houston
Entity, Address, State or Province	TX
Entity, Address, Postal Zip Code	77010
City Area Code	877
Local Phone Number	294-7574
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	MRC
Security Exchange Name	NYSE
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001439095